Share-based Compensation Expense (Share-based Compensation Expense Recognized for Share Awards of Sohu (excluding Sohu Video), Sogou, Changyou and Sohu Video) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,095,000	$ 45,477,000	$ 19,120,000
Capitalized share-based compensation expense		0	0	0
Sohu (excluding Sohu Video) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		(5,100,000)	652,000	2,761,000
Sogou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	[1]	14,204,000	27,729,000	8,802,000
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		(6,461,000)	17,394,000	8,402,000
Sohu Video [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ (548,000)	$ (298,000)	$ (845,000)

[1]	Compensation expense for Sogou share-based awards also includes compensation expense for Tencent restricted share units that Tencent had granted to employees who transferred to Sogou with the Soso search and search-related businesses.